NET (LOSS) INCOME PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net (Loss) Income per Share	The calculation of basic and diluted net (loss) income per share for the three months ended March 31, 2022 and 2021 is presented below (in thousands, except share and per share data):

	Three Months Ended March 31,
	2022	2021
Net (loss) income	$(81,113)	$92,109

Weighted average common shares outstanding – basic	135,260,665	128,788,715
Dilutive effect of potentially issuable shares	—	7,102,004
Weighted average common shares outstanding – diluted	135,260,665	135,890,719

Basic net (loss) income per share	$(0.60)	$0.72
Diluted net (loss) income per share	$(0.60)	$0.68